Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Trade Receivables	Trade receivables include major customers, by geography, as follows:
	December 31
	2022	2021
	USD in thousands
Customer A (South America)	100%	60%
Customer B (Europe)	-	40%

Schedule of Other Receivables	Other receivables
	December 31
	2022	2021
	USD in thousands
Institutions	378	212
Grants receivable (see Note 2G)	-	204
Others	206	137
	584	553